SHORT-TERM BANK LOANS AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2015
SHORT-TERM BANK LOANS AND NOTES PAYABLE [Abstract]
SHORT-TERM BANK LOANS AND NOTES PAYABLE

Note 9—SHORT-TERM BANK LOANS AND NOTES PAYABLE

There were no outstanding short-term bank loans as of December 31, 2014 and 2015. Interest expenses relating to the short-term bank loans recognized in the consolidated statement of comprehensive (loss) income were RMB6,042, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2013, 2014 and 2015, respectively.

Notes payable do not carry a stated interest rate, but have a specific due date usually for a period of three or six months. These notes are negotiable documents issued by bankers on the Company's behalf to vendors. These notes are short-term in nature. The Company had outstanding bankers acceptance notes payables of RMB63,024 and RMB150,064 (US$23,166) as of December 31, 2014 and December 31, 2015, respectively.